Nature of Operations	12 Months Ended
Dec. 31, 2014
Nature of Operations [Abstract]
Nature of Operations

Note 1 - Nature of Operations

A.       Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is a majority owned (55.48%) subsidiary of Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek designs, develops, manufactures and markets automatic optical inspection systems (“AOI systems”) and related products. Camtek's AOI systems are used for yield enhancement for various applications in the electronic supply chain industry. The main applications along this supply chain are semiconductor fabrication and the production of printed circuit boards (PCB).

B.      In December 2013, the Company decided not to continue with the development of future models of its Xact product line which had been acquired as part of the acquisition of SELA – Semiconductor Engineering Laboratories Ltd. in 2009 (“SELA acquisition”). In December 2014, the Company entered into a buy-out arrangement to sell the remaining activities of the Sela division. The sale was completed in January 2015 and as part of this arrangement, Camtek will sell the Sela remaining systems in inventory, but will no longer continue to support the Sela customer base. Accordingly, during 2014 and 2013 the Company wrote off excess inventories, fixed assets, goodwill and adjusted its liabilities in respect to the SELA acquisition.

The impact of these decisions on the consolidated statement of income in the years ended December 31, 2014 and 2013 was as follows:

		Year ended	Year ended
		December 31,	December 31,
		2014	2013
		U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)

Cost of Revenues	Inventory write-off	205	3,052
Reorganization and	Impairment charge with respect
impairment	of technology, customer
	relationships and goodwill	-	1,656
Reorganization and	Revaluation of liabilities in
impairment	respect of SELA acquisition	(106)	(5,122)
Reorganization and	Other
impairment		166	854
		265	440